Note 3 - Summary of Significant Accounting Policies: (l) Advertising (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Details
Advertising Expense	$ 2,017	$ 1,316	$ 1,531	$ 14,931